Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2012
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Sep. 19, 2013
Document Effective Date	Sep. 19, 2013
Prospectus Date	Sep. 14, 2013
Muzinich Credit Opportunities Fund | Class A Shares
Risk/Return:
Trading Symbol	MZCRX
Muzinich Credit Opportunities Fund | Institutional Shares
Risk/Return:
Trading Symbol	MZCIX
Muzinich Credit Opportunities Fund | Supra Institutional Shares
Risk/Return:
Trading Symbol	MZCSX